UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 E. Michigan St. Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Rachel A. Spearo

U.S. Bancorp Fund Services, LLC

615 E. Michigan St.

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code (414) 765-5384

Date of fiscal year end: November 30, 2009

Date of reporting period: November 30, 2009

Item 1.	Reports to Stockholders.

Structured Investment

S&P 500®*

Capital Appreciation Fund

(Providing For Special Redemption Feature in 2018)

Annual Report

November 30, 2009

Class A Shares

Class B Shares

Class C Shares

Class D Shares

*“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

December 31, 2009

Dear Shareholder:

The S&P 500® Capital Appreciation Fund commenced operations on December 1, 2008 with the S&P 500® Index at a closing level of 816.21. As of December 31st, 2009 the index closed at a level of 1115.50, representing a price return of 36.62%. After an initial start-up period during which the fund was fully invested in cash, the fund commenced investing in S&P 500® index tracking instruments on February 9, 2009 with the index at a closing level of 869.89. The Fund liquidated its index holdings on December 28th, 2009 with the index at a closing level of 1127.78. Between February 9th, 2009 and December 28th 2009, the fund returned 16.67%, and the index returned 29.65%, on a price basis.

The Advisor recommended the liquidation of the Fund on December 31, 2009.

Sincerely,

Ramesh K. Menon

Portfolio Manager

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained by calling 1-888-8-USA-FUND (1-888-887-2386). Read it carefully before investing.

The Fund is exposed to index-based fund risk, and its ability to correlate its performance, before expenses, to that of the S&P 500 Index may be affected by general changes in market conditions, the manner in which the S&P 500 Index is calculated, the timing of purchases and sales, the size of the Fund’s portfolio, and differences in the valuation of securities.

The Fund has entered into Swap Agreements and Credit Default Swaps (CDS) with one or more counterparties. The Fund’s ability to pay the Special Redemption Account under certain market conditions will depend almost entirely upon the ability of the Counterparties and the CDS Counterparties to meet their obligations under the Swap Agreements and CDS, as the case may be.

The Fund may invest in derivative securities, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, and, depending upon the characteristics of a particular derivative, suddenly can become illiquid.

There can be no assurance that the fund will grow to or maintain an economical size, in which case the Board of Trustees or the Adviser may determine to liquidate the fund.

The Fund may invest in options, futures or options on futures contracts. When options are purchased over-the-counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

The SIM Funds are distributed by Quasar Distributors, LLC.

S&P 500® CAPITAL APPRECIATION FUND

Expense Example

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/09-11/30/09).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. If you purchase Class A shares of the Fund, you will pay an initial sales charge of 5.00% when you invest. A contingent deferred sales charge (“CDSC”) of 0.50% will be assessed on Class A shares purchased in amounts of $1 million or more that are redeemed within one year of purchase. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees and dividends on short positions. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Class A shares
	Beginning Account Value 6/1/09	Ending Account Value 11/30/09	Expenses Paid During Period 6/1/09 – 11/30/09*
Actual	$1,000.00	$1,065.14	$55.25

Hypothetical (5% return before expenses)	$1,000.00	$968.86	$55.00
*	Expenses are equal to the Fund’s annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one half-year period.

S&P 500® CAPITAL APPRECIATION FUND

Investment Highlights

(Unaudited)

During the Covered Period,* the Fund will seek capital growth through investments that, before expenses, correspond to the price return of the Standard & Poor’s® 500 Composite Stock Price Index (the “S&P 500 Index”) while also seeking to preserve principal investments and provide a positive total return. After the close of the Covered Period, the Fund will continue to seek capital appreciation through investments that correspond to the total return of the S&P 500 Index. During the Fund’s initial months of operation or until the Fund reaches $5 million in net assets the Fund may hold substantially all its assets in cash, cash equivalents or Standard &Poor’s Depositary Receipts “SPDRs” before fully investing in accordance with its investment strategy.

*	The Covered Period will run from the inception date of the Fund through the ten year anniversary of that date. The Fund is designed to ensure that the value of the investor’s accounts on the Special Redemption Date will be no less than 150% of the NAV at the commencement of the Covered Period, less all fees of the Fund and distributions paid, as described in the Prospectus. The Special Redemption Feature does not apply to the NAV of the Fund at any time other than on the Special Redemption Date. After the close of the Covered Period, the Fund may distribute its capital in a lump sum, distribute capital over time at a minimum rate based on the NAV on the Special Redemption Date, or invest in securities comprising the S&P 500 Index without the protection of the Special Redemption Feature. The NAV of the Fund could decrease after the Covered Period.

Total Returns as of November 30, 2009(1)

Since Inception (12/1/08)
S&P 500® Capital Appreciation Fund
With Load	8.93%
No Load	14.70%
S&P 500® Index	34.23%

(1)

Returns with load have been adjusted to reflect the current maximum initial sales load of 5.00%. No load returns do not reflect the current maximum initial sales load. Had the sales load been included, the returns would have been lower.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

S&P 500® CAPITAL APPRECIATION FUND

Investment Highlights (Continued)

(Unaudited)

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad based securities index on inception date. The chart does not reflect any future performance.

The S&P 500® Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

One cannot invest directly in an index.

*	Inception Date

S&P 500® CAPITAL APPRECIATION FUND

Schedule of Investments

November 30, 2009

	Shares	Value
EXCHANGE-TRADED FUND—71.87%
SPDR S&P 500	3,265	$358,758

TOTAL EXCHANGE-TRADED FUND (Cost $314,114)		$358,758

Total Investments (Cost $314,114)—71.87%		358,758
Other Assets in Excess of Liabilities—28.13%		140,452

TOTAL NET ASSETS—100.00%		$499,210

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

S&P 500® CAPITAL APPRECIATION FUND

Statement of Assets and Liabilities

November 30, 2009
Assets
Investments, at value (cost $314,114)	$358,758
Cash	91,940
Receivable from Adviser	69,069
Other assets	14,240

Total Assets	534,007

Liabilities
Payable to affiliates	20,311
Payable for distribution fees	504
Accrued expenses and other liabilities	13,982

Total Liabilities	34,797

Net Assets	$499,210

Net Assets Consist Of:
Paid-in capital	$456,756
Undistributed net investment income	24
Accumulated net realized loss from investments	(2,214)
Net unrealized appreciation on investments	44,644

Net Assets	$499,210

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	43,507

Net asset value and redemption price per share	$11.47

Maximum offering price per share ($11.47/0.95)	$12.07

The accompanying notes are an integral part of these financial statements.

S&P 500® CAPITAL APPRECIATION FUND

Statement of Operations

For the Period Ended November 30, 2009(1)
Investment Income
Dividend income	$2,351

Total Investment Income	2,351

Expenses
Transfer agent fees and expenses	35,300
Administration fees	35,260
Legal fees	30,993
Federal and state registration fees	29,861
Fund accounting fees	28,027
Audit and tax fees	27,389
Reports to shareholders	13,295
Chief Compliance Officer fees and expenses	11,612
Custody fees	6,643
Trustees' fees and related expenses	3,359
Advisory fees	1,234
Distribution fees	560
Other expenses	16,039

Total Expenses	239,572
Less waivers and reimbursement by Adviser (Note 5)	(237,245)

Net Expenses	2,327

Net Investment Income	24

Realized And Unrealized Gain (loss) on Investments
Net realized loss from investments	(2,214)
Change in net unrealized appreciation on investments	44,644

Net Realized And Unrealized Gain (loss) on Investments	42,430

Net Increase In Net Assets From Operations	$42,454

(1)	The Fund commenced operations on December 1, 2008.

The accompanying notes are an integral part of these financial statements.

S&P 500® CAPITAL APPRECIATION FUND

Statements of Changes in Net Assets

Period Ended November 30, 2009(1)
From Operations
Net investment income	$24
Net realized loss from investments	(2,214)
Change in net unrealized appreciation on investments	44,644

Net increase in net assets from operations	42,454

From Capital Share Transactions
Proceeds from shares sold	507,869
Payments for shares redeemed	(51,113)

Net increase in net assets from capital share transactions	456,756

Total Increase in Net Assets	499,210

Net Assets:
Beginning of period	—

End of period	$499,210

Accumulated Net Investment Income	$24

(1)	The Fund commenced operations on December 1, 2008.

The accompanying notes are an integral part of these financial statements.

S&P 500® CAPITAL APPRECIATION FUND-CLASS A

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended November 30, 2009(1)
Net Asset Value, Beginning of Period	$10.00

Income from investment operations:
Net investment income(2)(3)	0.00
Net realized and unrealized gain on investments	1.47

Total from Investment Operations	1.47

Net Asset Value, End of Period	$11.47

Total Return(4)(5)	14.70%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$499
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(6)	106.73%
After waiver and expense reimbursement(6)	1.04%

Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement(6)	(105.68)%
After waiver and expense reimbursement(6)	0.01%

Portfolio turnover rate(4)	6.72%

(1)	The Fund commenced operations on December 1, 2008.
(2)	Per share net investment income was calculated using average shares outstanding method.
(3)	Less than 0.5 cents per share.
(4)	Not annualized.
(5)	Excludes the effect of 5.00% front end sales load.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

S&P 500® CAPITAL APPRECIATION FUND

Notes to Financial Statements

November 30, 2009

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The S&P 500® Capital Appreciation Fund (Providing for Special Redemption Feature in 2018) (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on December 1, 2008. As of the date of this report, the Fund only offers Class A shares. The Class B, C and D shares have not yet commenced operations. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Structured Investment Management, Inc. (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service. If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Fund has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in

S&P 500® CAPITAL APPRECIATION FUND

Notes to Financial Statements, continued

November 30, 2009

volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurement requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Exchange Traded Fund	$358,758	$—	$—	$358,758

Total Investments in Securities	$358,758	$—	$—	$358,758

In March 2008, Statement of Financial Accounting Standards, “Disclosures about Derivative Instruments and Hedging Activities” (“Disclosures about Derivatives”) was issued and is effective for interim and annual periods beginning after November 15, 2008. Disclosures about Derivatives is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management has evaluated Disclosures about Derivatives and has determined that there is no impact on the Fund’s financial statements, as the Fund did not hold financial derivative instruments during the periods presented.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

S&P 500® CAPITAL APPRECIATION FUND

Notes to Financial Statements, continued

November 30, 2009

(e)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share together with any applicable sales load.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or other equitable means.

(g)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund Shares. During the period ended November 30, 2009, the Fund accrued expenses of $560 pursuant to the 12b-1 Plan.

(4)	Federal Tax Matters

The components of accumulated earnings (losses) on a tax basis as of November 30, 2009 were as follows:

Cost basis of investments for federal income tax purposes	$316,053
Gross tax unrealized appreciation	42,705
Gross tax unrealized depreciation	—

Net tax unrealized appreciation (depreciation)	42,705

Undistributed ordinary income	24
Undistributed long-term capital gain	—

Total distributable earnings	24

Other accumulated gains (losses)	(275)

Total accumulated gains (losses)	$42,454

The difference between book basis and tax basis of investments is attributable mainly to deferral of losses on wash sales.

At November 30, 2009, the Fund had accumulated net realized capital loss carryovers of $275 which will expire on November 30, 2017. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

S&P 500® CAPITAL APPRECIATION FUND

Notes to Financial Statements, continued

November 30, 2009

On December 29, 2009 and December 30, 2009, the Fund declared and paid, respectively, distributions of $223 from ordinary income and 23,862 from short-term capital gains.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“Accounting for Uncertainty in Income Taxes”). Accounting for Uncertainty in Income Taxes addresses the accounting for uncertainty in income taxes and establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of November 30, 2009. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2009. At November 30, 2009, the fiscal year of 2009 remains open to examination in the Fund’s major tax jurisdictions.

(5)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 0.55% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses for an indefinite period at the discretion of the Adviser and the Board of Trustees to the extent necessary to ensure that the Fund’s operating expenses do not exceed (a) 0.89% through January 5, 2009; and (b) 1.04% on and after January 6, 2009 of the Fund’s average daily net assets. For the period ended November 30, 2009, expenses of $237,245 incurred by the Fund were waived or reimbursed by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

2012	$237,245

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended November 30, 2009(1)
Shares Sold	48,622
Shares Redeemed	(5,115)

Net Increase	43,507

(1)	The Fund commenced operations on December 1, 2008.

S&P 500® CAPITAL APPRECIATION FUND

Notes to Financial Statements, continued

November 30, 2009

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended November 30, 2009, were $327,191 and $10,863 respectively.

(9)	Subsequent Events Evaluation

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through January 29, 2010. This evaluation resulted in the identification of the following subsequent event.

The Board of Trustees of the Trust, based upon the recommendation of the Adviser, has determined to close and liquidate the Fund. After considering a variety of factors, including the current size of the Fund and its projected rate of asset growth, the Board of Trustees concluded that it would be in the best interests of the Fund and its shareholders that the Fund be closed and liquidated as a series of the Trust, effective as of the close of business on December 31, 2009. The effect of the liquidation is not reflected in the financial statements as of November 30, 2009.

Report of Independent Registered Public Accounting Firm

To the Shareholders of S&P 500 Capital Appreciation Fund and

Board of Trustees of Trust for Professional Managers:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of S&P 500 Capital Appreciation Fund (the “Fund”), one of the diversified series constituting Trust of Professional Managers, as of November 30, 2009, and the related statements of operations and changes in net assets and the financial highlights for the period from December 1, 2008 (commencement of operations) to November 30, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2009, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of November 30, 2009, the results of its operations, the changes in its net assets, and the financial highlights for the period from December 1, 2008 (commencement of operations) to November 30, 2009, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 9 to the Financial Statements, the Fund’s Board of Trustees approved a plan of liquidation. The liquidation of the Fund took place on the close of business on December 31, 2009.

Milwaukee, Wisconsin

January 28, 2010

S&P 500® CAPITAL APPRECIATION FUND

Additional Information

(Unaudited)

Indemnifications

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-888-887-2386.

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Dr. Michael D. Akers 615 E. Michigan St. Milwaukee, WI 53202 Age: 54	Trustee	Indefinite Term; Since August 22, 2001	Professor and Chair of Accounting, Marquette University (2004–present); Associate Professor of Accounting, Marquette University (1996–2004).	18	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 53	Trustee	Indefinite Term; Since August 22, 2001	Captain, Midwest Airlines, Inc. (airline company) (1985–Present); Director, Flight Standards & Training (1990–1999).	18	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Jonas B. Siegel 615 E. Michigan St. Milwaukee, WI 53202 Age: 66	Trustee	Indefinite Term; Since October 23, 2009	Managing Director, Chief Administrative Officer (“CAO”) and Chief Compliance Officer (“CCO”), Granite Capital International Group, L.P. (an investment management firm) (1994-Present); Vice President, Secretary, Treasurer and CCO of Granum Series Trust (an open-end investment company) (1997-2007); President, CAO and CCO, Granum Securities, LLC (a broker-dealer) (1997-2007).	18	None.

S&P 500® CAPITAL APPRECIATION FUND

Additional Information (continued)

(Unaudited)

Interested Trustee and Officers

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Joseph C. Neuberger(1) 615 E. Michigan St. Milwaukee, WI 53202 Age: 47	Chairperson, President and Trustee	Indefinite Term; Since August 22, 2001	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994–Present).	18	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).

John Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 52	Vice President, Treasurer and Principal Accounting Officer	Indefinite Term; Since January 11, 2008	Fund Administration and Compliance, U.S. Bancorp Fund Services, LLC (2004–present); UMB Investment Services Group (2000–2004).	N/A	N/A

Kristin M. Cuene 615 E. Michigan St. Milwaukee, WI 53202 Age: 40+	Chief Compliance Officer	Indefinite Term; Since January 23, 2009	Attorney, Compliance Officer, U.S. Bancorp Fund Services, LLC (2008-present); Attorney, Investment Management, Quarles & Brady, LLP (2007-2008); Student, University of Pennsylvania (2004-2007).	N/A	N/A

Rachael A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 29	Secretary	Indefinite Term; Since November 15, 2005	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A

Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Age: 35	Assistant Treasurer	Indefinite Term; Since January 10, 2008	Mutual Fund Administrator, U.S. Bancorp Fund Services LLC (2002-present).	N/A	N/A

(1)

Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Fund has adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-888-887-2386. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record is available without charge, upon request, by calling toll free, 1-888-887-2386, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files its schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

Investment Adviser

Structured Investment Management, Inc. 1515 Broadway, 11th Floor New York, NY 10036

Independent Registered Public Accounting Firm

Deloitte & Touche LLP 555 East Wells Street Milwaukee, WI 53202

Legal Counsel

Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, WI 53202

Custodian

U.S. Bank, National Association Custody Operations 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Distributor

Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael D. Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR. Dr. Akers holds a Ph. D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4.	Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the first fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the first fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 11/30/2009
Audit Fees	$22,000
Audit-Related Fees	0
Tax Fees	4,600
All Other Fees	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 11/30/2009
Audit-Related Fees	0%
Tax Fees	0%

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All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2009
Registrant	0
Registrant’s Investment Adviser	0

Item 5.	Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6.	Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-

2

3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(b)	(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)	/s/ Joseph Neuberger
Joseph Neuberger, President

Date	2/3/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph Neuberger
Joseph Neuberger, President

Date	2/3/2010

By (Signature and Title)	/s/ John Buckel
John Buckel, Treasurer

Date	2/3/2010